Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment explanatory [Text Block]
The following is a summary of the changes in carrying value of property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Computer equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as at April 1, 2016	Rs.	3,814	Rs.	19,095	Rs.	54,393	Rs.	2,246	Rs.	2,265	Rs.	777	Rs.	82,590
Additions		98		2,395		9,090		566		205		96		12,450
Disposals		-		(34)		(521)		(70)		(19)		(120)		(764)
Effect of changes in foreign exchange rates		(44)		(165)		(533)		(15)		(23)		(2)		(782)
Balance as at March 31, 2017	Rs.	3,868	Rs.	21,291	Rs.	62,429	Rs.	2,727	Rs.	2,428	Rs.	751	Rs.	93,494

Balance as at April 1, 2017	Rs.	3,868	Rs.	21,291	Rs.	62,429	Rs.	2,727	Rs.	2,428	Rs.	751	Rs.	93,494
Additions		324		1,030		5,458		313		194		293		7,612
Disposals		(7)		(42)		(1,071)		(125)		(29)		(275)		(1,549)
Effect of changes in foreign exchange rates		31		162		399		15		21		1		629
Balance as at March 31, 2018	Rs.	4,216	Rs.	22,441	Rs.	67,215	Rs.	2,930	Rs.	2,614	Rs.	770	Rs.	100,186

Accumulated Depreciation
Balance as at April 1, 2016	Rs.	-	Rs.	4,302	Rs.	27,982	Rs.	1,553	Rs.	1,953	Rs.	389	Rs.	36,179
Depreciation for the year		-		896		5,971		378		231		120		7,596
Impairment loss		38		214		69		10		-		-		331
Disposals		-		(23)		(499)		(67)		(14)		(116)		(719)
Effect of changes in foreign exchange rates		-		(71)		(298)		(13)		(24)		(1)		(407)
Balance as at March 31, 2017	Rs.	38	Rs.	5,318	Rs.	33,225	Rs.	1,861	Rs.	2,146	Rs.	392	Rs.	42,980

Balance as at April 1, 2017	Rs.	38	Rs.	5,318	Rs.	33,225	Rs.	1,861	Rs.	2,146	Rs.	392	Rs.	42,980
Depreciation for the year		-		972		6,455		373		240		245		8,285
Disposals		-		(29)		(955)		(105)		(39)		(264)		(1,392)
Effect of changes in foreign exchange rates		-		82		260		12		17		1		372
Balance as at March 31, 2018	Rs.	38	Rs.	6,343	Rs.	38,985	Rs.	2,141	Rs.	2,364	Rs.	374	Rs.	50,245

Net carrying value
As at April 1, 2016	Rs.	3,814	Rs.	14,793	Rs.	26,411	Rs.	693	Rs.	312	Rs.	388	Rs.	46,411
As at March 31, 2017	Rs.	3,830	Rs.	15,973	Rs.	29,204	Rs.	866	Rs.	282	Rs.	359	Rs.	50,514
Add: Capital-work-in-progress													Rs.	6,646
Total as at March 31, 2017													Rs.	57,160
As at March 31, 2018	Rs.	4,178	Rs.	16,098	Rs.	28,230	Rs.	789	Rs.	250	Rs.	396	Rs.	49,941
Add: Capital-work-in-progress													Rs.	7,928
Total as at March 31, 2018													Rs.	57,869